Credit risk concentrations (Tables)	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Summary of credit exposure
The following tables summarize the credit exposure of the Bank by business sector and by geographic region. The on-balance sheet exposure amounts disclosed are net of specific allowances and the off-balance sheet exposure amounts disclosed are gross of collateral held.

	December 31, 2019			December 31, 2018
Business sector	Loans	Off-balance sheet	Total credit exposure	Loans	Off-balance sheet	Total credit exposure
Banks and financial services	767,684	324,388	1,092,072	611,404	415,124	1,026,528
Commercial and merchandising	563,494	189,060	752,554	316,349	182,440	498,789
Governments	372,544	8,807	381,351	104,857	—	104,857
Individuals	2,483,334	148,519	2,631,853	2,339,854	89,931	2,429,785
Primary industry and manufacturing	383,395	110,947	494,342	120,088	1,003	121,091
Real estate	371,758	6,312	378,070	395,086	1,547	396,633
Hospitality industry	200,603	73	200,676	160,680	3,497	164,177
Transport and communication	5,720	75	5,795	5,758	75	5,833
Sub-total	5,148,532	788,181	5,936,713	4,054,076	693,617	4,747,693
General allowance	(5,910)	—	(5,910)	(10,187)	—	(10,187)
Total	5,142,622	788,181	5,930,803	4,043,889	693,617	4,737,506

	December 31, 2019				December 31, 2018
Geographic region	Cash due from banks, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure	Cash due from banks, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure
Australia	170,956	—	—	170,956	145,675	—	—	145,675
Barbados	784	—	—	784	—	2,063	—	2,063
Belgium	3,554	—	—	3,554	3,007	—	—	3,007
Bermuda	38,059	2,237,372	347,802	2,623,233	36,827	2,133,859	333,845	2,504,531
Canada	553,941	—	—	553,941	759,437	—	—	759,437
Cayman	55,360	931,254	208,404	1,195,018	18,138	730,418	222,189	970,745
Guernsey	4	855,553	123,376	978,933	6	290,578	22,619	313,203
Japan	16,183	—	—	16,183	14,271	—	—	14,271
Jersey	—	7,219	—	7,219	—	9,083	449	9,532
Netherlands	410,461	—	—	410,461	—	—	—	—
New Zealand	6,174	—	—	6,174	1,082	—	—	1,082
Norway	1,204	—	—	1,204	8,750	—	—	8,750
Saint Lucia	—	29,400	—	29,400	—	90,000	—	90,000
Switzerland	8,015	—	—	8,015	6,637	—	—	6,637
The Bahamas	1,607	12,859	—	14,466	1,534	14,367	—	15,901
United Kingdom	1,742,676	1,074,875	108,599	2,926,150	725,634	783,708	114,515	1,623,857
United States	898,262	—	—	898,262	411,248	—	—	411,248
Other	3,493	—	—	3,493	1,314	—	—	1,314
Sub-total	3,910,733	5,148,532	788,181	9,847,446	2,133,560	4,054,076	693,617	6,881,253
General allowance	—	(5,910)	—	(5,910)	—	(10,187)	—	(10,187)
Total	3,910,733	5,142,622	788,181	9,841,536	2,133,560	4,043,889	693,617	6,871,066